Related party transactions (Narrative) (Details)						1 Months Ended				12 Months Ended					37 Months Ended
	Aug. 04, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares shares	Jun. 08, 2021 CAD ($) $ / shares shares	Apr. 09, 2020 CAD ($) $ / shares shares	Oct. 15, 2016 USD ($)	Apr. 20, 2022 CAD ($)	Feb. 15, 2022 CAD ($) $ / shares shares	Aug. 21, 2021 $ / shares	Jul. 31, 2014 USD ($)	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CAD ($) $ / shares	Jun. 15, 2021 $ / shares	Dec. 31, 2022 USD ($) shares	Feb. 17, 2022 shares	Dec. 31, 2021 USD ($) shares	Jun. 15, 2018 CAD ($)	Jul. 01, 2014 USD ($)
Disclosure of transactions between related parties [line items]
Warrants granted price per share | $ / shares		$ 1.5								$ 1.5
Amount of debt coverted		$ 166,284	$ 17,645	$ 36,268
Notes and debentures issued																			$ 322,534
Shares issued upon conversion of interest on debentures | shares		133,027	11,922	51,811
Debt converted fair value per share | $ / shares		$ 1.25	$ 1.48	$ 0.7
Payment charged by related party											$ 621,348		$ 125,000
Payables to related parties																$ 1,993,652		$ 2,615,000
Consulting fees										$ 13,716
Related party loan interest capitalized											$ 63,341		$ 58,488
Number of shares issued | shares										33,474,855		28,992,429				33,474,855	25,800,000	28,992,429
Current payables to related parties										$ 43,169		$ 167,102
Convertible Debentures Converted Two [Member]
Disclosure of transactions between related parties [line items]
Warrants granted price per share | $ / shares								$ 1.5
Amount of debt coverted		$ 1,567
Notes and debentures issued																			$ 322,534
Shares issued upon conversion of interest on debentures | shares		1,080
Debt converted fair value per share | $ / shares		$ 1.45
Subsequent Event [Member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Interest rate per annum						8.00%
Debt instrument, term of contract						24 months
Captiva [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions										644,990		1,833,979
Captiva [Member] | Subsequent Event [Member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party						$ 33,887
Shares For Debt Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount to settle unpaid fees and late penalties							$ 1,290,000
Number of shares issued | shares							25,800,000
Deemed price per common share | $ / shares							$ 0.08
President [Member]
Disclosure of transactions between related parties [line items]
Conversion of loans outstanding into convertible debentures														$ 322,534
Conversion price per share | $ / shares														$ 1.25
Warrants granted price per share | $ / shares															$ 1.5
Payment charged by related party										170,841		114,499
Payables to related parties										491,231		41,938
President [Member] | Consulting Contract [Member]
Disclosure of transactions between related parties [line items]
Annual fee									$ 120,000
Minimum equity amount raised																				$ 2,000,000
One-time payment									$ 250,000
Amounts payable, related party																				$ 3,000,000
President [Member] | Montalva Solar Project [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party					$ 1,950,000
President [Member] | Amended Compensation Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount to settle unpaid fees and late penalties					$ 168,750
Interest rate per annum					8.00%
Reduction in base fee per month					$ 5,000
Base fee per month	$ 10,000				$ 10,000
CFO [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party										185,600		80,000
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party										$ 324,753		$ 131,161
Executives Directors And Former Directors [Member]
Disclosure of transactions between related parties [line items]
Payments of bonus	$ 2,740,000